Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable)

The aging analysis of accounts receivable (net of impairment of accounts receivable) based on the invoice date (or date of revenue recognition, if earlier), at December 31, 2018 and 2017 is as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
Within 1 year	57,377	51,051
Between 1 and 2 years	837	1,203
Between 2 and 3 years	108	379
Over 3 years	185	510

	58,507	53,143

Movements in Provision for Impairment of Accounts Receivable

Movements in the provision for impairment of accounts receivable are as follows:

	2018	2017	2016
	RMB	RMB	RMB
At beginning of the year	4,771	2,023	523
Provision for impairment of accounts receivable	561	2,813	1,633
Reversal of provision for impairment of accounts receivable	(1,178)	(7)	(36)
Receivables written off as uncollectible	(101)	(58)	(97)

At end of the year	4,053	4,771	2,023